New standards and interpretations (Details 1) - IFRS 16 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Detailed Information About Adoption Of New Lease Policy And Its Impact On Operating Lease Commitments [Line Items]
Operatinge Lease Liabilities	$ 715	$ 677
Adjustments Of Lease Liabilities To Present Value	$ (38)